Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM INCOME BUILDER FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	7.02%	7.70%		5.61%
PGIM INCOME BUILDER FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	10.23%	7.90%		5.30%
PGIM INCOME BUILDER FUND - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	11.81%	8.45%		5.83%
PGIM INCOME BUILDER FUND - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	12.44%	8.98%		6.36%
PGIM INCOME BUILDER FUND - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.34%	8.99%	6.51%
Without Sales Load [Member] | PGIM INCOME BUILDER FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	12.06%	8.70%		6.09%
Without Sales Load [Member] | PGIM INCOME BUILDER FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	11.23%	7.90%		5.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	15.41%	14.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.92%	1.90%